Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Disclosure of major components of tax expense (income)

(in thousands of U.S. dollars)
For the years ended December 31	2021	2020

Income tax recovery - current	$43,427	$4,045
Income tax expense - deferred	(234,483)	(41,824)
Income tax expense from continuing operations	$(191,056)	$(37,779)

Income tax (expense) recovery from discontinued operations - current	$(46,502)	$5
Income tax recovery from discontinued operations - deferred	56,164	1,399
Income tax recovery from discontinued operations	$9,662	$1,404

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates
The tax on the Company’s income differs from the theoretical amount that would arise using the weighted average tax rate applicable to income of the consolidated entities as follows:

(in thousands of U.S. dollars)
For the years ended December 31	2021	2020

Income before income taxes from continuing operations	$708,145	$150,416
Combined statutory federal and provincial income tax rate	26.50%	26.50%
Expected income tax expense	187,658	39,860
Non-taxable gains on investments	(2,606)	(1,460)
Non-taxable losses on derivative financial instruments	51,590	1,912
Foreign tax rate differential (1)	(44,450)	(8,724)
Other, including permanent differences (2)	(1,136)	6,191
Income tax expense from continuing operations	$191,056	$37,779
(1) Effective January 1, 2020, the Company’s single-family rental business is subject to the U.S. ordinary income tax rate of 21%, resulting in a reduction in Tricon’s effective tax rate from the Canadian combined statutory income tax rate of 26.5%.
(2) Other permanent differences are comprised of non-deductible share compensation, non-deductible debentures discount amortization and non-deductible interest expense.
Disclosure of deferred income tax assets and liabilities
The expected realization of deferred income tax assets and deferred income tax liabilities is as follows:

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020

Deferred income tax assets
Deferred income tax assets to be recovered after more than 12 months	$96,945	$102,444
Deferred income tax assets to be recovered within 12 months	—	—
Total deferred income tax assets	$96,945	$102,444

Deferred income tax liabilities
Deferred income tax liabilities reversing after more than 12 months	$461,689	$298,071
Deferred income tax liabilities reversing within 12 months	—	—
Total deferred income tax liabilities	$461,689	$298,071

Net deferred income tax liabilities	$364,744	$195,627

The movement of the deferred income tax accounts was as follows:

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020

Change in net deferred income tax liabilities
Net deferred income tax liabilities, beginning of year	$195,627	$155,974
Charge to the statement of comprehensive income	178,319	40,425
Credit to equity	(9,173)	—
Other	(29)	(772)
Net deferred income tax liabilities, end of year	$364,744	$195,627
The tax effects of the significant components of temporary differences giving rise to the Company’s deferred income tax assets and liabilities were as follows:

(in thousands of U.S. dollars)	Investments	Long-term incentive plan accrual	Performance fees liability	Issuance costs	Net operating losses	Other	Total

Deferred income tax assets
At December 31, 2020	$16,677	$6,211	$—	$1,702	$72,292	$5,562	$102,444
(Reversal) / Addition	(5,946)	2,447	10,681	11,210	(25,295)	1,404	(5,499)
At December 31, 2021	$10,731	$8,658	$10,681	$12,912	$46,997	$6,966	$96,945

(in thousands of U.S. dollars)					Rental properties	Other	Total

Deferred income tax liabilities
At December 31, 2020					$297,057	$1,014	$298,071
Addition / (Reversal)					164,005	(387)	163,618
At December 31, 2021					$461,062	$627	$461,689